Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities:
Net income (loss)	$ 55	$ (214)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Depreciation and amortization	401	480
Provision for loan loss	637	1,367
Amortization and accretion on securities	551	527
Gain on sale of investment securities		(47)
Stock options/awards		2
Gain on sale of loans held for sale	(235)	(587)
(Gain) loss on sale of property and equipment	(12)	4
(Gain) loss on sale of real estate owned and other repossessed assets	(3)	83
Originations of loans held for sale	(17,383)	(35,559)
Proceeds from sale of loans held for sale	17,522	36,067
Net change in:
Accrued interest receivable	225	179
Prepaid FDIC insurance premiums	583	176
Bank owned life insurance	(135)	(61)
Other assets	73	(37)
Accrued expenses and other liabilities	(218)	(227)
Deferred income tax benefit - (Note 9)
Net cash provided by operating activities	2,061	2,153
Cash Flows from Investing Activities:
Net decrease (increase) in loans	474	(1,219)
Proceeds from maturity and sale of available-for-sale securities	14,441	20,494
Proceeds from maturity and sale of available-for-sale securities		1,600
Proceeds from sale of property and equipment	59	264
Proceeds from sale of real estate owned and other repossessed assets	2,097	2,761
Purchase of securities	(15,872)	(20,080)
Purchase of bank owned life insurance		(3,000)
Purchase of premises and equipment	(139)	(120)
Net cash provided by investing activities	1,060	700
Cash Flows from Financing Activities:
Net increase in deposits	1,679	7,701
Dividends paid on common stock	(58)
Net decrease in Repo Sweep accounts	(3,183)	(2,409)
Advances from FHLB	47,005	58,815
Repayments of advances from FHLB	(48,550)	(66,957)
Net cash used in financing activities	(3,107)	(2,850)
Net Increase in Cash and Cash Equivalents	14	3
Cash and cash equivalents at beginning of period	2,752	2,749
Cash and cash equivalents at end of period	2,766	2,752
Supplemental disclosure of cash flow information:
Net cash paid (refunded) for income taxes		(15)
Cash paid for interest on deposits and borrowings	1,161	1,702
Transfer of loans to real estate owned & other repossessed assets	$ 1,486	$ 1,823